Basis of presentation and summary of significant accounting policies (Policies)	12 Months Ended
Jun. 30, 2022
Accounting Policies [Abstract]
Principles of consolidation

Principles of consolidation

The consolidated financial statements include the accounts of Renalytix plc, and its wholly-owned subsidiaries, Renalytix AI, Inc. and Renalytix AI Limited. All inter-company balances and transactions have been eliminated in consolidation. The Company accounts for investments in which it has significant influence but not a controlling financial interest using the equity method of accounting.

Deconsolidation

Deconsolidation

Upon the occurrence of certain events and on a regular basis, the Company evaluates whether it no longer has a controlling interest in its subsidiaries, including consolidated variable interest entities. If the Company determines it no longer has a controlling interest, the subsidiary is deconsolidated. The Company records a gain or loss on deconsolidation based on the difference on the deconsolidation date between (i) the aggregate of (a) the fair value of any consideration received, (b) the fair value of any retained noncontrolling investment in the former subsidiary and (c) the carrying amount of any noncontrolling interest in the subsidiary being deconsolidated, less (ii) the carrying amount of the former subsidiary’s assets and liabilities.

The Company assesses whether a deconsolidation is required to be presented as discontinued operations in its consolidated financial statements on the deconsolidation date. This assessment is based on whether or not the deconsolidation represents a strategic shift that has or will have a major effect on the Company’s operations or financial results. If the Company determines that a deconsolidation requires presentation as a discontinued operation on the deconsolidation date, or at any point during the one-year period following such date, it will present the former subsidiary as a discontinued operation in current and comparative period financial statements.

Verici Dx plc

In April 2020, the Company created a wholly-owned subsidiary, Verici Dx plc (“VericiDx”), to hold technology in-licensed from the Icahn School of Medicine at Mount Sinai (“ISMMS” or “Mount Sinai”) in late 2018. In May 2020, the Company transferred the in-licensed FractalDx technology and associated assets to VericiDx in exchange for $2.0 million, which was satisfied by the issuance of convertible loan notes of VericiDx to the Company. The reduction of capital necessary to implement this transaction was approved by the Company’s shareholders at a general meeting held on May 15, 2020 and confirmed by the High Court in England and Wales on June 9, 2020. The Company’s board of directors declared the distribution of shares of VericiDx to the then shareholders of the Company, to effect the FractalDx spin-off, on July 7, 2020, and the distribution occurred on July 10, 2020.

The Company announced on July 8, 2020 that the share capital of VericiDx had been re-designated into 59,416,134 A Shares of £0.001 each and one golden share of £0.001 (the “Golden Share”) and that Renalytix would retain the Golden Share and its associated controlling voting rights. Subsequent to that announcement, the Company entered into a declaration of trust whereby Renalytix AI plc had declared that it held the Golden Share as nominee and on trust for certain Directors of Renalytix AI and accordingly, the Company itself had no ongoing beneficial interest in VericiDx shares. This triggered a reconsideration event for ongoing consolidation of VericiDx and since the Company was still the primary funding source for VericiDx, the Company continued to hold a controlling financial interest in VericiDx and continued to consolidate VericiDx. Consequently, the Company recognized noncontrolling interest of $1.6 million to reflect VericiDx’s distribution of A Shares and the Golden Share.

As the Company had been the primary funding source for VericiDx since its distribution to the Company’s stockholders, the operations and financial position of VericiDx were included in the consolidated financial statements of the Company. Participation of the stockholders in the net assets and losses of VericiDx were reflected in the line items “Noncontrolling interests” in the Company’s consolidated balance sheets and “Net loss attributable to the noncontrolling interests” in the Company’s consolidated statements of operations and comprehensive loss. Noncontrolling interests adjusts the Company’s consolidated results of operations and comprehensive loss to exclude all of the losses of VericiDx as Renalytix AI had no direct equity ownership in VericiDx from the date of the distribution through October 28, 2020. Changes in the underlying net book value of VericiDx due to equity issuances are reflected as equity transaction in the Company’s consolidated statements of stockholders’ equity.

On November 3, 2020, VericiDx completed an initial public offering on AIM and raised gross proceeds of £14.5 million (“VericiDx IPO”) triggering a reconsideration event for ongoing consolidation of VericiDx. The VericiDx IPO resulted in the Company no longer having a controlling financial interest in VericiDx as the Company was no longer VericiDx’s primary funding source. VericiDx previously issued the Company an aggregate of $2.5 million in convertible loan notes which reflected the $2.0 million consideration for the FractalDx assets and $0.5 million of additional funding the Company provided VericiDx through October 28, 2020. Prior to the VericiDx IPO, on October 28, 2020, the Company gave notice to convert the aggregate outstanding $2.5 million convertible loan notes into 9,831,681 ordinary shares of VericiDx. As a result of the VericiDx IPO, the Company deconsolidated VericiDx from the consolidated financial statements of the Company as of that date and recognized a gain of $46,000 within other (expense) income in the consolidated statements of operations and comprehensive loss for the year ended June 30, 2021.

Since VericiDx is publicly traded on the AIM market, the Company accounts for its retained interest in VericiDx as an investment at fair value in accordance with ASC 321, Investments-Equity Securities, with changes to fair value recorded in earnings. In connection with the deconsolidation of VericiDx, the Company evaluated whether the results of VericiDx should be presented as discontinued operations for the year ended June 30, 2021. The Company concluded that the deconsolidation of VericiDx, as a result of the VericiDx IPO, is not a development that significantly impacts the Company’s overall operations and financial results. Research and development expenses incurred related to this program accounted for a minor portion of the Company’s overall annual research and development expenses and the Company remains focused on developing the KidneyIntelX platform. Therefore, the Company has not presented the results related to VericiDx as discontinued operations in its consolidated statements of operations and comprehensive loss for the year ended June 30, 2021.

Use of estimates

Use of estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and reported amounts of expenses during the reporting period. Actual results could differ from those estimates. Due to the uncertainty of factors surrounding the estimates or judgments used in the preparation of the consolidated financial statements, actual results may materially vary from these estimates.

Estimates and assumptions are periodically reviewed, and the effects of revisions are reflected in the consolidated financial statements in the period they are determined to be necessary. Significant areas that require management’s estimate include the assumptions used in determining the fair value of share-based awards, determining the fair value of the bonds, recording the prepaid/accrual and associated expense for research and development activities performed for the Company by third parties, determining useful lives of property and equipment and capitalized software, the assessment of noncontrolling interest and equity method investments.

Segment information

Segment information

The Company manages its operations as a single operating segment for the purposes of assessing performance and making operating decisions. The Company’s singular focus is to make significant improvements in kidney disease diagnosis and prognosis, clinical care, patient stratification for drug clinical trials, and drug target discovery.

Foreign currency

Foreign currency

The Company’s consolidated financial statements are presented in U.S. dollars, the reporting currency of the Company. The functional currency of Renalytix plc and Renalytix AI Limited is GB Pounds. The functional currency of Renalytix AI, Inc. is the U.S. dollar. Assets and liabilities of Renalytix plc and Renalytix AI Limited are translated at the rate of exchange at period-end, while the statements of operations are translated at the weighted average exchange rates in effect during the reporting period. The net effect of these translation adjustments is shown as a component of accumulated other comprehensive income (loss). Transaction gains and losses resulting from exchange rate changes on transactions denominated in currencies other than the functional currency are included in income in the period in which the change occurs and reported in the consolidated statements of operations and comprehensive loss.

Concentrations of credit risk and major customers

Concentrations of credit risk and major customers

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and accounts receivable balances. Periodically, the Company maintains deposits in accredited financial institutions in excess of federally insured limits. The Company deposits its cash in financial institutions that it believes have high credit quality and are not exposed to any unusual credit risk beyond the normal credit risk associated with commercial banking relationships and has not experienced any losses on such accounts.

The Company’s accounts receivable are derived from revenue earned from customers located in the U.S. Two customers provided approximately 99% of the Company's revenue, of which one customer made up 91%, for the year ended June 30, 2022. The Company performs initial and ongoing credit reviews on customers, which involve consideration of the customers’ financial information, their location, and other factors to assess the customers’ ability to pay.

Fair value of financial instruments

Fair value of financial instruments

At June 30, 2022 and 2021, the Company’s financial instruments included accounts receivable, prepaid expenses and other current assets, accounts payable, accrued expenses and other current liabilities. The carrying amounts of these assets and liabilities approximates fair value due to their short-term nature. The convertible notes are recorded at its estimated fair value.

Fair value option

Fair value option

Under the Fair Value Option Subsections of ASC subtopic 825-10, Financial Instruments – Overall, the Company has the irrevocable option to report most financial assets and financial liabilities at fair value on an instrument-by-instrument basis, with changes in fair value reported in earnings (see Note 5). The Company has elected to measure and record the convertible notes at their estimated fair value.

Cash and cash equivalents

Cash and cash equivalents

The Company considers all highly liquid investments purchased with an original maturity of 90 days or less to be cash equivalents. As of June 30, 2022 and 2021, the Company had a cash balance of $41.3 million and $65.1 million, respectively.

Accounts receivable

Accounts receivable

Accounts receivable are recorded at the invoice amount and are non-interest bearing. The Company considers receivables past due based on the contractual payment terms. The Company reserves specific receivables if collectability is no longer reasonably assured. Estimates for allowances for doubtful accounts are determined based on existing contractual obligations, historical payment patterns, and individual customer circumstances. No reserves have been recorded as of June 30, 2022 and 2021.

Property and equipment

Property and equipment

Property and equipment are recorded at cost. Depreciation is determined using the straight-line method over the estimated useful lives ranging from three to ten years. Expenditures for maintenance and repairs are expensed as incurred while renewals and betterments are capitalized. When property and equipment are sold or otherwise disposed of, the cost and related accumulated depreciation are eliminated from the accounts and any resulting gain or loss is reflected in operations.

Performance of contract liability to affiliate

Performance of contract liability to affiliate

In May 2020, the Company and the Icahn School of Medicine at Mount Sinai entered into an operating agreement (“Kantaro Operating Agreement”) to form a joint venture, Kantaro Biosciences LLC (“Kantaro”), for the purpose of developing and commercializing laboratory tests for the detection of antibodies against SARS-CoV-2 originally developed by Mount Sinai. Kantaro has a fiscal year ending December 31st. Kantaro has partnered with Bio-Techne Corporation to develop and launch the new test which are designed for use in any authorized clinical testing laboratory without the need for proprietary equipment. During the years ended June 30, 2022 and 2021, the Company recognized $0.1 million and $1.0 million, respectively, related to the performance of the contract liability with Kantaro.

Equity method investment

Equity method investments

The Company accounts for equity investments where it owns a non-controlling interest, but has the ability to exercise significant influence, under the equity method of accounting. Under the equity method of accounting, the original cost of the investment is adjusted for the Company’s share of equity in the earnings of the equity investee and reduced by dividends and distributions of capital received, unless the fair value option is elected, in which case the investment balance is marked to fair value each reporting period and the impact of changes in fair value of the equity investment are reported in earnings.

Kantaro Biosciences LLC

As the Company can exert significant influence over, but does not control, Kantaro’s operations through voting rights or representation on Kantaro’s board of directors, the Company accounts for this investment using the equity method of accounting. The Company records its share in Kantaro’s earnings and losses in the consolidated statement of operations. The Company assesses its investment for other-than-temporary impairment when events or changes in circumstances indicate that the carrying amount of the investment might not be recoverable and recognize an impairment loss to adjust the investment to its then-current fair value (see Note 5). The Company owned 25% of the membership equity units in Kantaro at June 30, 2022 and June 30, 2021.

VericiDx plc

In the current year it was determined that the Company no longer can exert significant influence over VericiDx's operations and will now account for its ownership of VericiDx securities at fair value in accordance with ASC 321, Investments-Equity Securities, with changes in fair value recorded in earnings as the fair value of VericiDx's ordinary shares is readily determinable via the London Stock Exchange. Based on closing stock price of VericiDx, the fair value of the investment in VericiDx was $2.7 million and $9.3 million at June 30, 2022 and 2021, respectively. During the year ended June 30, 2022 and 2021, the Company recorded a fair value adjustment of $(5.9) million and $6.5 million, respectively, in the consolidated statements of operations and comprehensive loss. The Company owned 5.8% and 6.94% of the ordinary shares of VericiDx at June 30, 2022 and 2021, respectively.

Impairment assessment

Impairment assessment

The Company evaluates its investments that are in unrealized loss positions, if any, and equity method investments for other-than-temporary impairment on a quarterly basis (see Note 5). Such evaluation involves a variety of considerations, including assessments of the risks and uncertainties associated with general economic conditions and distinct conditions affecting specific issuers or investees. Factors considered by the Company include (i) the length of time and the extent to which an investment’s fair value has been below its cost; (ii) the financial condition, credit worthiness, and near-term prospects of the issuer; (iii) the length of time to maturity; (iv) future economic conditions and market forecasts; (v) the Company’s intent and ability to retain its investment for a period of time sufficient to allow for recovery of market value; (vi) an assessment of whether it is more likely than not that the Company will be required to sell its investment before recovery of market value; and (vii) whether events or changes in circumstances indicate that the investment’s carrying amount might not be recoverable.

Software development costs

Software development costs

The Company follows the provisions of ASC 985, Software, which requires software development costs for software to marketed externally to be expensed as incurred until the establishment of technological feasibility, at which time those costs are capitalized until the software is available for general release and amortized over its estimated useful life of ten years. For the year ended June 30, 2022, the Company capitalized $0.1 million of research and development expenses related to software development. For the year ended June 30, 2021, the Company capitalized $0.7 million of research and development Expense related to software development. Technological feasibility is established upon the completion of a working model that has been validated.

Revenue recognition

Revenue recognition

Pursuant to ASC 606, Revenue from Contracts with Customers, the Company recognizes revenue when a customer obtains control of promised goods or services. The Company records the amount of revenue that reflects the consideration that it expects to receive in exchange for those goods or services. The Company applies the following five-step model in order to determine this amount: (i) identification of the promised goods or services in the contract; (ii) determination of whether the promised goods or services are performance obligations, including whether they are distinct in the context of the contract; (iii) measurement of the transaction price, including the constraint on variable consideration; (iv) allocation of the transaction price to the performance obligations; and (v) recognition of revenue when (or as) the Company satisfies each performance obligation.

The Company only applies the five-step model to contracts when it is probable that it will collect the consideration to which it is entitled in exchange for the goods or services that it transfers to the customer. Once a contract is determined to be within the scope of ASC 606 at contract inception, the Company reviews the contract to determine which performance obligations it must deliver and which of these performance obligations are distinct. Certain contracts have options for the customer to acquire additional services. The Company evaluates these options to determine if a material right exists. If, after that evaluation, it determines a material right does exist, it assigns value to the material right based upon the renewal option approach. The Company recognizes as revenue the amount of the transaction price that is allocated to each performance obligation when that performance obligation is satisfied or as it is satisfied. The Company uses present right to payment and customer acceptance as indicators to determine the transfer of control to the customer occurs at a point in time. Sales tax and other similar taxes are excluded from revenues.

Cost of revenue

Cost of revenue

Cost of revenue consists of costs directly attributable to the services rendered, including labor, rent, lab consumables, depreciation, amortization and sample collection costs directly related to revenue generating activities.

Research and development expenses

Research and development expenses

Research and development costs consist primarily of internal and external labor costs incurred in connection with the development of KidneyIntelX as well as expenses related to studies and clinical trials to further the clinical value, performance and utility of KidneyIntelX. Research and development costs are expensed as incurred.

Share-based compensation

Share-based compensation

The Company measures equity classified share-based awards granted to employees and nonemployees based on the estimated fair value on the date of grant and recognizes compensation expense of those awards over the requisite service period, which is the vesting period of the respective award. The Company accounts for forfeitures as they occur. For share-based awards with service-based vesting conditions, the Company recognizes compensation expense on a straight-line basis over the service period. The fair value of each stock option grant is estimated on the date of grant using the Black-Scholes option-pricing model, which requires inputs based on certain subjective assumptions, including the expected stock price volatility, the expected term of the option, the risk-free interest rate for a period that approximates the expected term of the option, and the Company’s expected dividend yield. The Company was a privately-held organization prior to November 2018 and has been a publicly-traded company for a limited period of time and therefore lacks company-specific historical and implied volatility information for its shares. Therefore, it estimates its expected share price volatility based on the historical volatility of publicly-traded peer companies and expects to continue to do so until such time as it has adequate historical data regarding the volatility of its own traded share price. The expected term of the Company’s stock options has been determined utilizing the “simplified” method for awards that qualify as “plain-vanilla” options. The risk-free interest rate is determined by reference to the U.S. Treasury yield curve in effect at the time of grant of the award for time periods approximately equal to the expected term of the award. Expected dividend yield is none based on the fact that the Company has never paid cash dividends on ordinary shares and does not expect to pay any cash dividends in the foreseeable future.

The Company classifies share-based compensation expense in its consolidated statement of operations and comprehensive loss in the same manner in which the award recipient’s payroll costs are classified or in which the award recipient’s service payments are classified.

Income taxes

Income taxes

Income taxes are accounted for under the asset and liability method as required by FASB ASC Topic 740, Income Taxes (ASC 740). Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. A reduction in the carrying value of the deferred tax assets is required when it is not more likely than not that such deferred tax assets are realizable.

FASB ASC Subtopic 740-10, Accounting for Uncertainty of Income Taxes (ASC 740-10), defines the criterion an individual tax position must meet for any part of the benefit of the tax position to be recognized in financial statements prepared in conformity with U.S. GAAP. The Company may recognize the tax benefit from an uncertain tax position only if it is more likely than not such tax position will be sustained on examination by the taxing authorities, based solely on the technical merits of the respective tax position. The tax benefits recognized in the financial statements from such a tax position should be measured based on the largest benefit having a greater than 50% likelihood of being realized upon ultimate settlement with the tax authority. In accordance with disclosure requirements of ASC 740-10, the Company’s policy on income statement classification of interest and penalties related to income tax obligations is to include such items as part of income tax expense.

Comprehensive loss

Comprehensive loss

Comprehensive loss includes net loss as well as other changes in shareholders’ equity that result from transactions and economic events other than those with shareholders. For the periods presented changes in shareholders’ equity includes foreign currency translation as well as changes in fair value of the convertible note due to changes in instrument specific credit risk. The change in instrument specific credit risk was calculated as the change in the risk yield from the convertible debt issuance date to the valuation date. The instrument specific credit risk at issuance date was calibrated such that the fair value of the convertible bond was equal to the issue price as of the issuance date. The risk yield was adjusted to reflect the change in credit spreads between the issuance date and the valuation date.

Net loss per ordinary share

Net loss per ordinary share

Basic net loss per ordinary share is computed by dividing net loss by the weighted average number of ordinary shares outstanding during each period. Diluted net loss per ordinary share includes the effect, if any, from the potential exercise or conversion of securities, such as options and convertible debt which would result in the issuance of incremental ordinary shares.

The dilutive effect of convertible securities is calculated using the if-converted method. Under the if-converted method, interest charges applicable to the convertible debt as well as nondiscretionary adjustments which include any expenses or charges that are determined based on the income (loss) for the period are added back to net income. The convertible debt is assumed to have been converted at the beginning of the period (or at time of issuance, if later).

For the year ended June 30, 2022, the diluted and basic net loss per share calculation excluded 4,554,901 shares related to stock options, as the exercise price of these options was greater than their market value. Dilutive securities outstanding of 4,265,958 and 3,028,858 as of June 30, 2021 and 2020, respectively, have been excluded from the computation of basic and diluted weighted average shares outstanding as they would be anti-dilutive. Therefore, the weighted average number of shares used to calculate both basic and diluted net loss per share are the same.

Emerging growth company

Emerging growth company

The Company is an emerging growth company as defined in the Jumpstart Our Business Startups Act of 2012, as amended (the “JOBS Act”). Under the JOBS Act, companies have extended transition periods available for complying with new or revised accounting standards. The Company has elected to avail itself of this exemption and, therefore, while the Company is an emerging growth company it will not be subject to new or revised accounting standards at the same time that they become applicable to other public emerging growth companies that have not elected to avail themselves of this exemption.

Recently issued accounting pronouncements

Recently issued accounting pronouncements

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842), in order to increase transparency and comparability among organizations by, among other provisions, recognizing lease assets and lease liabilities on the balance sheet for those leases classified as operating leases under previous U.S. GAAP. For public companies, ASU 2016-02 is effective for fiscal years beginning after December 15, 2018 (including interim periods within those periods) using a modified retrospective approach and early adoption is permitted. In transition, entities may also elect a package of practical expedients that must be applied in its entirety to all leases commencing before the adoption date, unless the lease is modified, and permits entities to not reassess (a) the existence of a lease, (b) the lease classification or (c) the determination of initial direct costs, as of the adoption date, which effectively allows entities to carryforward accounting conclusions under previous U.S. GAAP. In July 2018, the FASB issued ASU 2018-11, Leases (Topic 842): Targeted Improvements, which provides entities an optional transition method to apply the guidance under Topic 842 as of the adoption date, rather than as of the earliest period presented. In June 2020, the FASB issued ASU No 2020-05 that further delayed the effective date of Topic 842 to fiscal years beginning July 1, 2022, and interim periods within those years. The Company plans to implement ASU 2016-02 in the fiscal year beginning July 1, 2022 and evaluated the impact of ASU 2016-02 and it is not expected to have a material impact on the consolidated financial statements.

In June 2016, the FASB issued ASU 2016-13, Financial Instruments—Credit Losses: Measurement of Credit Losses on Financial Instruments, which requires measurement and recognition of expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. This is different from the current guidance as this will require immediate recognition of estimated credit losses expected to occur over the remaining life of many financial assets. The new guidance will be effective for the Company on July 1, 2023. The Company is currently evaluating the impact of adopting this guidance to its consolidated financial statements.

In January 2020, FASB issued ASU 2020-01, Investments-Equity Securities (Topic 321), Investments-Equity Method and Joint Ventures (Topic 323), and Derivatives and Hedging (Topic 815), which, generally, provides guidance for investments in entities accounted for under the equity method of accounting. ASU 2020-01 is effective for all entities with fiscal years beginning after December 15, 2021, including interim periods therein. The Company is currently evaluating the impact of adopting this guidance to its consolidated financial statements.

In August 2020, the FASB issued ASU 2020-06, Debt - Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging - Contracts in Entity’s Own Equity (Subtopic 815-40), Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity (“ASU 2020-06”). ASU 2020-06 eliminates two of the three models in ASC 470-20 that require issuers to separately account for embedded conversion features and eliminates some of the requirements for equity classification in ASC 815-40-25 for contracts in an entity’s own equity. The guidance also requires entities to use the if-converted method for all convertible instruments in the diluted earnings per share calculation and generally requires them to include the effect of potential share settlement for instruments that may be settled in cash or shares. It is effective for annual periods beginning after December 15, 2023, and interim periods therein. The Company evaluated the effect ASU 2020-06 and it is not expected to have a material impact on the consolidated financial statements.